CONSOLIDATED INCOME STATEMENT - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020 [1]
Profit or loss [abstract]
Net revenues	€ 179,592	€ 149,419	€ 47,656
Cost of revenues	144,327	119,943	38,250
Selling, general and other costs	8,981	9,130	3,923
Research and development costs	5,200	4,487	2,231
Gains/(Losses) on disposal of investments	72	(35)	174
Restructuring costs	1,144	698	416
Operating income/(loss)	20,012	15,126	3,010
Net financial expenses/(income)	768	734	94
Profit/(loss) before taxes	19,244	14,392	2,916
Tax expense	2,729	1,911	504
Share of the profit/(loss) of equity method investees	264	737	(74)
Net profit/(loss) from continuing operations	16,779	13,218	2,338
Profit/(loss) from discontinued operations, net of tax	0	990	(315)
Net profit/(loss)	16,779	14,208	2,023
Net profit/(loss) attributable to:
Owners of the parent	16,799	14,200	2,173
Non-controlling interests	(20)	8	(150)
Net profit/(loss)	16,779	14,208	2,023
Net profit/(loss) from continuing operations attributable to:
Owners of the parent	16,799	13,210	2,353
Non-controlling interests	(20)	8	(15)
Consolidated profit from continuing operations	€ 16,779	€ 13,218	€ 2,338
Earnings per share:
Basic earnings per share (in EUR per share)	€ 5.35	€ 4.64	€ 1.41
Diluted earnings per share (in EUR per share)	5.31	4.51	1.34
Earnings per share for Net profit from continuing operations:
Basic earnings per share from continuing operations (in EUR per share)	5.35	4.32	1.52
Diluted earnings per share (in EUR per share)	€ 5.31	€ 4.19	€ 1.45

[1]	Refer to Note 3, Scope of consolidation